INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS - NET [Abstract]
Schedule of intangible assets
Intangible assets as of December 31, 2016 consist of the following:

		Accumulated
in millions of $	Acquisition cost	amortization	Book value

Customer relationships	3.4	(1.2)	2.2
Technologies	11.0	(11.0)	-
Trade marks	5.2	-	5.2
Software licenses	28.2	(20.9)	7.3
Others	2.4	(0.5)	1.9

	50.2	(33.6)	16.6

Intangible assets as of December 31, 2015 consist of the following:

		Accumulated
in millions of $	Acquisition cost	amortization	Book value

Customer relationships	3.5	(1.0)	2.5
Technologies	11.6	(11.5)	0.1
Trade marks	5.4	-	5.4
Software licenses	18.6	(12.3)	6.3
Others	0.5	(0.0)	0.5

	39.6	(24.8)	14.8

Schedule of estimated amortization expense
in millions of $	Amortization

For the years ending December 31,
2017	3.3
2018	3.1
2019	2.9
2020	0.6
2021	0.2
Beyond 2022	1.3